UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21633

Cohen & Steers Dividend Majors Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

COHEN & STEERS DIVIDEND MAJORS FUND, INC.

SCHEDULE OF INVESTMENTS
September 30, 2007 (Unaudited)

	Number
	of Shares	Value

COMMON STOCK 99.5%
BASIC MATERIALS—CHEMICALS 4.7%
Dow Chemical Co.	96,000	$4,133,760
E.I. Du Pont De Nemours & Co.	88,000	4,361,280
Eastman Chemical Co.	35,000	2,335,550
PPG Industries	31,300	2,364,715
		13,195,305
COMMERCIAL SERVICES 2.3%
OFFICE/BUSINESS EQUIPMENT 1.6%
Pitney Bowes	98,000	4,451,160

PRINTING 0.7%
RR Donnelley & Sons Co.	53,900	1,970,584
TOTAL COMMERCIAL SERVICES		6,421,744

CONSUMER—CYCLICAL 1.5%
APPAREL 0.8%
VF Corp.	27,400	2,212,550

HOUSEWARE 0.7%
Newell Rubbermaid	72,000	2,075,040
TOTAL CONSUMER—CYCLICAL		4,287,590

CONSUMER—NON-CYCLICAL 15.1%
AGRICULTURE 1.9%
Altria Group	76,300	5,305,139

BEVERAGE 0.9%
Coca Cola Co.	43,500	2,499,945

FOOD 4.6%
General Mills	39,100	2,268,191
Heinz HJ Co.	96,400	4,453,680
Kraft Foods	182,201	6,287,757
		13,009,628
HOUSEHOLD PRODUCTS 1.4%
Kimberly Clark Corp.	55,000	3,864,300

	Number
	of Shares	Value

PHARMACEUTICAL 6.3%
Eli Lilly and Co.	84,200	$4,793,506
Merck & Co.	130,500	6,745,545
Pfizer	258,350	6,311,490
		17,850,541
TOTAL CONSUMER— NON-CYCLICAL		42,529,553

ENERGY—OIL & GAS 0.9%
Chevron Corp.	26,800	2,507,944

FINANCIAL 16.0%
BANK 12.0%
Bank of America Corp.	131,500	6,610,505
Comerica	107,200	5,497,216
Fifth Third Bancorp	149,300	5,058,284
KeyCorp	107,800	3,485,174
National City Corp.	158,800	3,984,292
US Bancorp	188,300	6,125,399
Wachovia Corp.	60,000	3,009,000
		33,769,870
DIVERSIFIED FINANCIAL SERVICES 2.1%
Citigroup	126,100	5,885,087

SAVINGS & LOAN 1.9%
Washington Mutual	153,000	5,402,430
TOTAL FINANCIAL		45,057,387

INDUSTRIAL 9.3%
BUILDING PRODUCTS 0.9%
Masco Corp.	115,300	2,671,501

CONTAINERS & PACKAGING 1.3%
Bemis Co.	68,000	1,979,480
Sonoco Products Co.	58,900	1,777,602
		3,757,082

	Number
	of Shares	Value

DIVERSIFIED MANUFACTURING 3.7%
General Electric Co.	100,000	$4,140,000
Leggett & Platt	178,800	3,425,808
3M Co.	29,200	2,732,536
		10,298,344
ENVIRONMENTAL CONTROL 0.9%
Waste Management	64,300	2,426,682

METAL FABRICATE/HARDWARE 2.5%
Worthington Industries	295,300	6,957,268
TOTAL INDUSTRIAL		26,110,877

REAL ESTATE 27.0%
DIVERSIFIED 4.2%
Entertainment Properties Trust	106,400	5,405,120
Vornado Realty Trust	59,200	6,473,520
		11,878,640
HEALTH CARE 1.0%
Ventas	70,399	2,914,519

OFFICE 8.4%
Alexandria Real Estate Equities	29,900	2,878,174
Boston Properties	65,000	6,753,500
Brookfield Properties Corp.	144,450	3,596,805
Kilroy Realty Corp.	43,000	2,607,090
SL Green Realty Corp.	67,015	7,825,342
		23,660,911
RESIDENTIAL—APARTMENT 3.9%
AvalonBay Communities	66,400	7,839,184
Essex Property Trust	25,100	2,951,007
		10,790,191
SELF STORAGE 1.8%
Public Storage	62,300	4,899,895

	Number
	of Shares	Value

SHOPPING CENTER 7.7%
COMMUNITY CENTER 2.0%
Developers Diversified Realty Corp.	47,596	$2,659,188
Kimco Realty Corp.	69,100	3,124,011
		5,783,199
REGIONAL MALL 5.7%
General Growth Properties	77,500	4,155,550
Macerich Co.	54,100	4,738,078
Simon Property Group	70,100	7,010,000
		15,903,628
TOTAL SHOPPING CENTER		21,686,827
TOTAL REAL ESTATE		75,830,983

TELECOMMUNICATIONS 5.0%
AT&T	156,727	6,631,119
Verizon Communications	168,600	7,465,608
		14,096,727
UTILITIES 17.7%
ELECTRIC—INTEGRATED 10.0%
Dominion Resources	50,600	4,265,580
Exelon Corp.	29,200	2,200,512
FirstEnergy Corp.	33,900	2,147,226
FPL Group	32,900	2,002,952
NSTAR	192,300	6,693,963
PNM Resources	24,000	558,720
PPL Corp.	92,900	4,301,270
SCANA Corp.	157,000	6,082,180
		28,252,403
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 2.0%
OGE Energy Corp.	173,500	5,742,850

		Number
		of Shares	Value

MULTI UTILITIES 0.9%
Public Service Enterprise Group		27,400	$2,410,926

NATURAL GAS—DISTRIBUTION 3.9%
AGL Resources		159,400	6,315,428
ONEOK		98,200	4,654,680
			10,970,108
PIPELINES 0.9%
National Fuel Gas Co.		52,200	2,443,482
TOTAL UTILITIES			49,819,769

TOTAL COMMON STOCK (Identified cost—$243,096,180)			279,857,879

		Principal
		Amount
COMMERCIAL PAPER 0.3%
San Paolo U.S. Finance Co., 4.15%, due 10/1/07 (Identified cost—$740,000)		$740,000	740,000

TOTAL INVESTMENTS (Identified cost—$243,836,180)	99.8%		280,597,879

OTHER ASSETS IN EXCESS OF LIABILITIES	0.2%		521,479

NET ASSETS (Equivalent to $21.95 per share based on 12,805,250 shares of common stock outstanding)	100.0%		$281,119,358

Note: Percentages indicated are based on the net assets of the fund.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deems appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Note 2. Income Tax Information

As of September 30, 2007, the federal tax cost and net unrealized appreciation were as follows:

Cost for federal income tax purposes	$243,836,180

Gross unrealized appreciation	$45,537,684
Gross unrealized depreciation	(8,775,985)
Net unrealized appreciation	$36,761,699

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS DIVIDEND MAJORS FUND, INC.

By:	/s/	Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Adam M. Derechin	By:	/s/ James Giallanza
		Name: Adam M. Derechin		Name: James Giallanza
		Title: President and principal		Title: Treasurer and principal
		executive officer		financial officer

Date: November 29, 2007